CONDENSED BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	May 07, 2020	Dec. 31, 2019
Current assets:
Prepaid expenses	$ 166,932	$ 182,465			$ 188,493
Total Current Assets	16,000,803	14,880,857			10,061,956
Total Assets	40,971,027	38,503,148			24,330,974
Current liabilities:
Accounts payable	2,171,627	1,044,256			1,515,323
Accrued expenses	2,437,943	2,572,188			529,082
Total Current Liabilities	6,044,386	5,451,883			3,337,201
Total Liabilities	32,942,672	31,776,489			19,384,909
Stockholders' Equity:
Total Liabilities and Members' Equity	40,971,027	38,503,148			$ 24,330,974
Deerfield Healthcare Technology Acquisitions Corp
Current assets:
Cash	390,022	908,711
Prepaid expenses	209,626	198,172
Total Current Assets	599,648	1,106,883
Investments held in Trust Account	143,856,248	143,836,562
Total Assets	144,455,896	144,943,445	$ 145,032,529
Current liabilities:
Accounts payable	456,646	458,155
Accrued expenses	4,355,000	3,168,000
Franchise tax payable	49,365	129,913
Total Current Liabilities	4,861,011	3,756,068	146,941
Deferred underwriting commissions	4,443,250	4,443,250	4,443,250
Derivative warrant liabilities	13,870,006	24,764,148	8,360,013
Total Liabilities	23,174,267	32,963,466	12,950,204
Commitments and Contingencies (Note 5)
Class A common stock, $0.0001 par value; 11,616,546 and 10,697,997 shares subject to possible redemption at $10.01 per share as of March 31, 2021 and December 31, 2020, respectively	116,281,625	106,979,970
Stockholders' Equity:
Preferred stock, $0.0001 par value 1,000,000 shares authorized none issued and outstanding
Additional paid-in capital	17,208,460	26,510,023	6,407,874
Accumulated deficit	(12,209,091)	(21,510,741)	(1,408,395)
Total stockholders' equity	5,000,004	5,000,009	5,000,005	$ 0
Total Liabilities and Members' Equity	144,455,896	144,943,445	145,032,529
Class A common stock | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' Equity:
Common Stock, Value, Issued	276	368	167
Class B common stock | Deerfield Healthcare Technology Acquisitions Corp
Stockholders' Equity:
Common Stock, Value, Issued	$ 359	$ 359	$ 359